Capital Management and Solvency - Additional Information (Detail) € in Millions, $ in Millions	12 Months Ended			36 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of capital management and solvency [line items]
Solvency contribution risk-based capital ratio	150.00%	150.00%
Solvency contribution risk-based capital own fund ratio	100.00%	100.00%
Withdrawal of insurance license triggered by breach of Authorized Control Level (ACL), percentage	100.00%	100.00%
Withdrawal of insurance license triggered by breach of Company Action Level (CAL), percentage	50.00%	50.00%
Percentage of higher capital requirement in SCR	100.00%	100.00%
Insurance entities viewed at Company Action Level (CAL), percentage	100.00%	100.00%
Capital requirements on a solo-level, Solvency II ratio		100.00%		100.00%
Percentage of tier 1 capital accounted for own funds	89.00%	89.00%	89.00%
Solvency II revaluations related to items that are not recognized under Solvency		€ 2,024	€ 2,019	€ 2,024
Solvency II revaluation related to the Net Asset Value of subsidiaries that are included under the Deduction & Aggregation method		€ 4,095	€ 6,791	€ 4,095
Total gross financial leverage		29.20%	30.70%	29.20%
Fixed Charge Coverage		8.2	8.2	8.2
Total distributable reserves		€ 13,307	€ 13,749	€ 13,307
Aegons insurance group [member]
Disclosure of capital management and solvency [line items]
Solvency II revaluation related to items that have a different valuation treatment between IFRS and Solvency II		2,764	2,879	2,764
IFRS and Solvency II frameworks [member]
Disclosure of capital management and solvency [line items]
Solvency II revaluations, total		€ 6,618	10,169
IFRS and Solvency II frameworks [member] | 8% of non-cumulative subordinated notes [member]
Disclosure of capital management and solvency [line items]
Non-cumulative subordinated notes exercised | $	$ 525
Non-cumulative subordinated notes interest percentage	8.00%	8.00%
Fixed floating subordinated notes [member]
Disclosure of capital management and solvency [line items]
Restricted of tier 2 capital		€ 771	772	771
Subordinated Liabilities [member] | Dutch Central Bank [member]
Disclosure of capital management and solvency [line items]
Reclassification of subordinated liabilities		(3,262)	(4,237)
Junior perpetual capital securities [member]
Disclosure of capital management and solvency [line items]
Restricted of tier one capital		2,931	3,047	2,931
Perpetual cumulative subordinated bonds [member]
Disclosure of capital management and solvency [line items]
Restricted of tier one capital		€ 476	€ 493	476
New method [member]
Disclosure of capital management and solvency [line items]
Percentage of tier 2 capital accounted for own funds	8.00%	8.00%	8.00%
Restricted of tier 2 capital		€ 716		€ 716
Top of range [member]
Disclosure of capital management and solvency [line items]
Group solvency II ratio	200.00%	200.00%
Capital instruments under solvency period				10 years
Total gross financial leverage		30.00%		30.00%
Fixed Charge Coverage		8		8
Bottom of range [member]
Disclosure of capital management and solvency [line items]
Group solvency II ratio	150.00%	150.00%
Total gross financial leverage		26.00%		26.00%
Fixed Charge Coverage		6		6